NOTE 25 FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NOTE 25 FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Canadian dollar net monetary liabilities	$ 2,434,448	$ 2,434,448